BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of short-term and long-term borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Short-term borrowings:
Short-term bank borrowings	109,900	148,800
Secured bank borrowings related to discounted notes receivable	—	80,000
Long-term bank borrowings, current portion	1,782	116,453
Total	111,682	345,253
Long-term borrowings:
Long-term bank borrowings	285,898	269,438

Schedule of principal maturities of the long-term borrowings

	As of	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB

2025	85,728	116,453
2026	85,728	119,355
2027	111,926	—
2028 and after	2,516	33,630
Total	285,898	269,438